Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes consists of the following:

Effective tax rate
Federal statutory rate	34.00%
Effect of:
State taxes, net of federal benefit	3.06%
Permanent items	-3.91%
Return to Provision Adjustment	5.65%
Other Adjustment	-%
Valuation allowance	-38.80%
Effective income tax rate	0.00%

Schedule of Taxable Income

Book loss reconciliation to estimated taxable income is as follows (in thousands):

	2017	2016
Book loss	$(12,924)	$(10,933)
Tax adjustments:
Stock Based Comp	$956	$61
Stock Comp Exercised	$-	$(33)
Impairments	$6,900	$-
Capital Expenses	$1,032	$2,629
Meals & Entertainment	$-	$6
Warrant Expense	$331	$327
Political Contributions	$-	$16
Gain / Loss on Disposal	$(89)	$-
Depreciation	$(617)	$514
Amortization	$(14)	$834
Estimate of taxable income	$(4,425)	$(6,579)

Schedule of Income Tax Provision

Income tax provision is summarized below (in thousands):

	2017	2016
Current expense (benefit)
Federal	$-	$-
State	-	-
Total current	-	-
Deferred expense (benefit)
Federal	(4,600)	(2,382)
State	(414)	(214)
Total deferred	(5,014)	(2,596)
Less: Valuation allowance	5,014	2,596
Total	$-	$-

Schedule of Components of Deferred Tax Assets

The components of the deferred tax asset are as follows (in thousands):

Current deferred tax asset:	2017	2016
Net operating loss carryforwards	$(18,309)	$(16,319)
Capital loss	(10)	(10)
Bargain purchase	643	643
RSU & stock option expense	(2,349)	(1,995)
Fixed Assets and Intangibles	(327)	(214)
Charitable Contributions	(5)	(5)
Bad Debt	-	-
Total cumulative deferred tax assets	(18,339)	(17,899)
Valuation allowance	18,339	17,899
Effective income tax asset	$-	$-

Summary of Net Operating Loss Carryforward	The following is a summary of the combined net operating loss carryforward (in thousands):
	Federal	Colorado
12/31/16	$44,035	$44,035
12/31/17	4,425	4,425
Balance	$48,460	$49,460